OTHER FINANCIAL ITEMS, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OTHER FINANCIAL ITEMS, NET [Abstract]
Amortization of deferred financing costs	$ (1,123,000)	$ (931,000)	$ (2,999,000)
Financing arrangement fees and other costs	(411,000)	(536,000)	(2,301,000)
Interest rate swap cash settlements	(6,609,000)	(5,788,000)	(9,222,000)
Mark-to-market adjustment for interest rate swap derivatives	1,328,000	(9,427,000)	(7,125,000)
Mark-to-market adjustment for currency swap derivatives	7,204,000	(1,417,000)	(7,162,000)
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	(5,602,000)	182,000	4,490,000
Foreign exchange loss on operations	(176,000)	(604,000)	(84,000)
Loss on termination of lease financing arrangements	0	0	(3,452,000)
Total other financial items	(5,389,000)	(18,521,000)	(27,855,000)
Allocated mark-to-market adjustments on interest rate and currency swap derivatives	$ 100,000	$ (2,500,000)	$ 7,900,000